TAXATION - Schedule of unrecognized tax benefits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
TAXATION
Beginning balance	¥ 132,808	$ 19,077	¥ 106,376
Additions	64,410	9,251	27,786
Decreases	(5,745)	(825)	(1,354)
Ending balance	¥ 191,473	$ 27,503	¥ 132,808